Revenue and Other Operating Income - Summary of Revenues and Other Operating Income - Additional Information (Detail) $ in Thousands, $ in Millions		12 Months Ended
	Dec. 29, 2022 USD ($)	Dec. 31, 2023 CLP ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)
Municipalities [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales		$ 49,987,374	$ 38,916,267	$ 37,097,819
Government Entities [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales		38,764,296	32,527,895	15,986,996
Agricultural Sector Entities [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales		7,329,544	7,203,781	7,798,059
Public Services Companies and Telecommunications [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales		3,803,246	3,148,872	10,624,227
Educational Area [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales		1,653,215	2,309,902	4,121,823
Health Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales		12,676,699	10,397,470	12,142,923
Other Consumers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales		$ 26,128,937	$ 23,186,338	$ 17,122,729
LNG Purchase And Sale Agreement [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Agreement price	$ 520